Performance Management - Oakhurst Strategic Defined Risk Fund	Aug. 27, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year, five-years and since inception compare with that of a broad-based securities index. The returns in the bar chart and best/worst quarter are for Institutional Class shares, which do not have sales charges. The performance of Advisor Class shares (when available) would be lower due to a differing expense structure and sales charges. The returns in the table below reflect the expense cap. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. On May 20, 2019, the Fund’s principal investment strategies were substantially revised; therefore, the performance and average annual return totals shown for the periods prior to May 20, 2019 is likely to have differed had the
Fund’s current investment strategy been in effect during those periods. Prior to August 23, 2022, Oakhurst Advisors, LLC, served as investment advisor to the Fund.
Updated performance information is available by calling the Fund toll-free at 844-OAKHRST (844-625-4778).
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year, five-years and since inception compare with that of a broad-based securities index.
Bar Chart [Heading]	Calendar Year Returns as of December 31 Institutional Class Shares
Bar Chart Closing [Text Block]
The calendar year-to-date return for the Fund’s Institutional Class shares as of June 30, 2025 was 3.83%.

During the period shown in the bar chart, the best performance for a quarter was 8.60% (for the quarter ended June 30, 2020) and the worst performance was -10.74% (for the quarter ended June 30, 2022).

Performance Table Heading	Average Annual Total Return as of December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Institutional Class shares and will vary from those of Advisor Class shares (once available).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are only shown for Institutional Class shares and will vary from those of Advisor Class shares (once available).
Performance Availability Phone [Text]	844-625-4778
Oakhurst Strategic Defined Risk Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	3.83%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	best performance
Highest Quarterly Return	8.60%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	worst performance
Lowest Quarterly Return	(10.74%)
Lowest Quarterly Return, Date	Jun. 30, 2022